Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM VARIABLE TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Supplement [Text Block]	pvt_SupplementTextBlock

Prospectus Supplement	February 28, 2014

Putnam VT Small Cap Value Fund
Prospectus dated April 30, 2013

In the sub-section Fees and expenses, in the section Fund summary or Fund summaries, the Annual fund operating expenses table is deleted in its entirety and replaced with the following:

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

					Total
		Distribution		Acquired	annual fund
	Management	and service	Other	fund fees	operating
Share class	fees	(12b-1) fees	expenses	and expenses	expenses

Class IA	0.64%	N/A	0.17%	0.16%	0.97%

Class IB	0.64%	0.25%	0.17%	0.16%	1.22%

In the sub-section Fees and expenses, in the section Fund summary or Fund summaries, the Example table is deleted in its entirety and replaced with the following:

Example

Share class	1 year	3 years	5 years	10 years

Class IA	$99	$309	$536	$1,190

Class IB	$124	$387	$670	$1,477

Putnam VT Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pvt_SupplementTextBlock

Prospectus Supplement	February 28, 2014

Putnam VT Small Cap Value Fund
Prospectus dated April 30, 2013

In the sub-section Fees and expenses, in the section Fund summary or Fund summaries, the Annual fund operating expenses table is deleted in its entirety and replaced with the following:

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

					Total
		Distribution		Acquired	annual fund
	Management	and service	Other	fund fees	operating
Share class	fees	(12b-1) fees	expenses	and expenses	expenses

Class IA	0.64%	N/A	0.17%	0.16%	0.97%

Class IB	0.64%	0.25%	0.17%	0.16%	1.22%

In the sub-section Fees and expenses, in the section Fund summary or Fund summaries, the Example table is deleted in its entirety and replaced with the following:

Example

Share class	1 year	3 years	5 years	10 years

Class IA	$99	$309	$536	$1,190

Class IB	$124	$387	$670	$1,477

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Putnam VT Small Cap Value Fund | Class IA
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.17%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
1 year	rr_ExpenseExampleYear01	$ 99
3 years	rr_ExpenseExampleYear03	309
5 years	rr_ExpenseExampleYear05	536
10 years	rr_ExpenseExampleYear10	1,190
Putnam VT Small Cap Value Fund | Class IB
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%
1 year	rr_ExpenseExampleYear01	124
3 years	rr_ExpenseExampleYear03	387
5 years	rr_ExpenseExampleYear05	670
10 years	rr_ExpenseExampleYear10	$ 1,477